License And Collaboration Agreement - Additional Information (Detail) - Serum Institute of India Private Limited [Member] - Collaborative Arrangement [Member]	1 Months Ended	6 Months Ended
	Mar. 31, 2022 Product	Jun. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement date	2022-03
Initial license agreement for number of products | Product	3
Option to increase license agreement for number of products | Product	2
Option to purchase developed research plan and clinical trial data for percentage of actual cost	50.00%
Upfront license fee to be received		$ 5,000,000
Collaborative arrangement aggregate milestone receivable		17,000,000
Maximum manufacturing technology transfer payments to be received		10,000,000
Receivable		10,000,000
Manufacturing technology transfer payment to be fully constrained		5,000,000
Billed remaining amount recorded as deferred revenue		$ 1,700,000